AVAILABLE FOR SALE SECURITIES (Detail) (USD $)	3 Months Ended	12 Months Ended	102 Months Ended	105 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Unrealized Gain (Loss) on Investments	$ (9,950)	$ 12,500	$ 12,500	$ 2,550
Available for Sale Agreement with Caribou [Member]
Available-for-sale Securities, Restrictions, Additional Information		earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities		7,500
Proceeds from Available for Sale Securities, Shares (in Shares)		500,000
Proceeds from Available for Sale, Value of Shares Received		25,000
Investment Owned, at Fair Value	22,500	12,550	12,550	22,500
Unrealized Gain (Loss) on Investments		$ (12,500)